CONVERTIBLE NOTES PAYABLE (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Convertible Notes Two [Member]
Amount Allocated To Beneficial Conversion Feature	$ 26,000
Amount Allocated To Convertible Note	156,000
Par Value Of Convertible Note Payable	200,000
Unamortization Of Debt Discount	0
Balance Of Convertible Note Payable	200,000
Amount Allocated To Detachable Warrants	22,000
Convertible Notes Three [Member]
Amount Allocated To Beneficial Conversion Feature	563,000
Amount Allocated To Convertible Note	0
Par Value Of Convertible Note Payable	1,000,000
Unamortization Of Debt Discount	0
Balance Of Convertible Note Payable	1,000,000
Amount Allocated To Detachable Warrants	437,000
Convertible Notes One [Member]
Amount Allocated To Beneficial Conversion Feature	19,000
Amount Allocated To Convertible Note	152,000
Par Value Of Convertible Note Payable	200,000
Unamortization Of Debt Discount	0
Balance Of Convertible Note Payable	200,000
Amount Allocated To Detachable Warrants	$ 25,000